Loans Receivable (Details)					6 Months Ended			12 Months Ended
	May 01, 2025 USD ($)	Apr. 02, 2025 USD ($)	Feb. 14, 2025 USD ($)	Jan. 24, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Sep. 12, 2025	Dec. 31, 2024 GBP (£)	Nov. 21, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 GBP (£)	Oct. 13, 2023	Apr. 26, 2023 USD ($)	Apr. 26, 2023 EUR (€)	Jan. 17, 2023	Nov. 14, 2022 USD ($)	Nov. 14, 2022 GBP (£)	Nov. 14, 2022 EUR (€)	Nov. 10, 2022 USD ($)	Oct. 20, 2022 USD ($)
Loan Receivable [Line Items]
Bear interest	20.00%	20.00%	20.00%	20.00%	1.00%			1.00%		10.00%	1.00%					18.00%	4.00%	4.00%	1.00%
Principal amount					$ 14,133,966
Interest receivable					38,116			$ 6,446
Loans receivable								15,219
Loaned amount								633			£ 500	$ 350,000
Interest rate, percentage												2.00%
Loans receivable					990,688			955,022						$ 593,232
Accrued services fee								15,969	$ 21,875
Repayments of debt					347		£ 270
Net book value											£ 124,890						$ 551,399	€ 500,000		$ 30,224	£ 25,000	€ 25,000		$ 3,000,000
Borrowings	$ 23,000	$ 200,000	$ 170,000	$ 30,000
Payable amount term	12 years	12 years	12 years	12 years
Additional paid					155,603	$ 219,280
Top of Range [Member]
Loan Receivable [Line Items]
Wrote down net book value					503,493
Net book value					89,220
Bottom of Range [Member]
Loan Receivable [Line Items]
Wrote down net book value
Net book value
Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loans receivable								503,493
Loans receivable					814,069			352,953
Arm’s Length Party [Member]
Loan Receivable [Line Items]
Loans receivable								83,357
Loaned amount														$ 84,020	£ 66,000
Loans receivable					$ 176,619			$ 15,219
First Towers & Fiber Corp., [Member]
Loan Receivable [Line Items]
Loan payable												$ 350,000
Bear interest					2.00%			2.00%			2.00%
Interest receivable					$ 38,116			$ 2,953
Loans receivable								352,953
Borrowings								1,000,000
Halo [Member]
Loan Receivable [Line Items]
Loans receivable								15,219
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loan Receivable [Line Items]
Loan payable																							$ 500,000
Bear interest																							5.00%
Principal amount																							$ 500,000
Loan Restructuring Agreement | Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Loans receivable								352,953
Bridge Loan Arrangement [Member]
Loan Receivable [Line Items]
Interest receivable								$ 3,493
Loan agreement					$ 1,000,000